Land Use Rights, Net - Summary of Land Use Rights and Related Accumulated Amortization (Detail) - Use Rights [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Land Use Rights Finite Lived [Line Items]
Land use rights	¥ 2,918,023	¥ 2,913,098
Less: Accumulated amortization	(173,599)	(123,731)
Total	¥ 2,744,424	¥ 2,789,367